Income Taxes - Summary of Current and Deferred Component of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	¥ 135,188,353	$ 21,214,002	¥ 129,397,492	¥ 494,121,097
Deferred income tax expenses	125,293,714	19,661,318	132,582,100	132,112,749
Income tax expenses	¥ 260,482,067	$ 40,875,320	¥ 261,979,592	¥ 626,233,846